Label	Element	Value
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2015
Amendment Flag	dei_AmendmentFlag	false
Registrant Name	dei_EntityRegistrantName	DREYFUS RESEARCH GROWTH FUND, INC
Document Type	dei_DocumentType	485BPOS
Central Index Key	dei_EntityCentralIndexKey	0000030162
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2015
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
DREYFUS RESEARCH GROWTH FUND INC | Class Z (DREYFUS RESEARCH GROWTH FUND INC)
Trading Symbol	dei_TradingSymbol	DREQX
DREYFUS RESEARCH GROWTH FUND INC | Class A (DREYFUS RESEARCH GROWTH FUND INC)
Trading Symbol	dei_TradingSymbol	DWOAX
DREYFUS RESEARCH GROWTH FUND INC | Class C (DREYFUS RESEARCH GROWTH FUND INC)
Trading Symbol	dei_TradingSymbol	DWOCX
DREYFUS RESEARCH GROWTH FUND INC | Class I (DREYFUS RESEARCH GROWTH FUND INC)
Trading Symbol	dei_TradingSymbol	DWOIX
DREYFUS RESEARCH GROWTH FUND INC | Class Y (DREYFUS RESEARCH GROWTH FUND INC)
Trading Symbol	dei_TradingSymbol	DRYQX